Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2026
Statement [LineItems]
Analysis of the Age of Receivables from Financial Services that are Past Due
The analysis of the age of receivables from financial services that are past due as of March 31, 2025 and 2026 is as follows:

	Yen (millions)
As of March 31, 2025	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥378,755	¥92,347	¥23,455	¥21,269	¥515,826
Finance lease	1,921	265	21	614	2,821
Dealer finance receivables:
Wholesale	17,211	54	16	85	17,366

Total	¥397,887	¥92,666	¥23,492	¥21,968	¥536,013

	Yen (millions)
As of March 31, 2026	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥462,863	¥117,258	¥30,069	¥32,816	¥643,006
Finance lease	2,043	298	53	598	2,992
Dealer finance receivables:
Wholesale	19,653	27	5	23	19,708

Total	¥484,559	¥117,583	¥30,127	¥33,437	¥665,706

Summary of retail receivables included in consumer finance receivables
The balances of retail receivables included in consumer finance receivables as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2025		Not credit- impaired (Stage 2)	Credit- impaired (Stage 3)
Consumer finance receivables:
Retail*	¥7,060,827	¥932,769	¥40,908	¥8,034,504

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2026		Not credit- impaired (Stage 2)	Credit- impaired (Stage 3)
Consumer finance receivables:
Retail*	¥7,947,857	¥897,300	¥58,696	¥8,903,853

Explanatory note:

*
The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.

Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments
The balances of dealer finance receivables and the undiscounted maximum amounts of potential payment for loan commitments by this risk rating as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2025		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥522,368	¥1,866	¥5,029	¥529,263
Group B	215,160	1,617	26	216,803

Total	¥737,528	¥3,483	¥5,055	¥746,066

Loan commitments:
Group A	¥107,073	¥—	¥—	¥107,073
Group B	20,275	—	—	20,275

Total	¥127,348	¥—	¥—	¥127,348

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2026		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥574,524	¥3	¥5,403	¥579,930
Group B	273,323	2,545	—	275,868

Total	¥847,847	¥2,548	¥5,403	¥855,798

Loan commitments:
Group A	¥137,015	¥—	¥—	¥137,015
Group B	21,353	—	—	21,353

Total	¥158,368	¥—	¥—	¥158,368

The undiscounted maximum amount of potential payment for guarantees for bank loans of a certain affiliate as of March 31, 2026 is
¥46,848 million.

Non-derivative Financial Liabilities by Maturity
Non-derivative
financial liabilities by maturity as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
As of March 31, 2025	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,663,487	¥1,663,487	¥—	¥—	¥1,663,487
Financing liabilities	11,451,267	4,819,178	6,331,191	1,245,640	12,396,009
Accrued expenses	728,935	728,935	—	—	728,935
Other financial liabilities	406,670	115,587	115,839	215,609	447,035

Total	¥14,250,359	¥7,327,187	¥6,447,030	¥1,461,249	¥15,235,466

	Yen (millions)
As of March 31, 2026	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,781,598	¥1,781,598	¥—	¥—	¥1,781,598
Financing liabilities	13,479,863	5,340,953	7,782,146	1,544,182	14,667,281
Accrued expenses	996,653	996,653	—	—	996,653
Other financial liabilities	458,619	166,935	128,809	209,806	505,550

Total	¥16,716,733	¥8,286,139	¥7,910,955	¥1,753,988	¥17,951,082

Summary of Lease liabilities by maturity
Other financial liabilities include lease liabilities. Lease liabilities by maturity as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
As of March 31, 2025	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥322,923	¥72,062	¥103,245	¥188,046	¥363,353

	Yen (millions)
As of March 31, 2026	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥326,944	¥78,181	¥117,186	¥178,508	¥373,875

Derivative Financial Liabilities by Maturity
Derivative financial liabilities by maturity as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
As of March 31, 2025	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥69,252	¥138,665	¥7,443	¥215,360

	Yen (millions)
As of March 31, 2026	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥60,326	¥69,100	¥2,729	¥132,155

Hedge accounting items designated as hedging instruments
The amounts of items designated as hedging instruments as of the year ended March 31, 2026 are as follows:

As of March 31, 2026	Notional		Carrying amount – assets Yen (millions)	Carrying amount – liabilities Yen (millions)	Line item in the statements of financial position where hedging instruments are included		Average rate
Cash flow hedges:
Currency and interest risk:
Currency swaps	US$	3,000 million	¥64,541	¥—	Other financial assets (Current /Non-current	)	¥144.89/$ Receive: 4.85 Pay: 1.71	% %

Explanatory note:

*1	The maximum term over which the Company hedges changes in cash flows due to risks of fluctuation in foreign exchange rates and interest rates are approximately 10 years.
*2	In the year ended March 31, 2026, no material hedge ineffectiveness was recognized.

Hedge accounting balance of the cash flow hedge reserve
The balance of the cash flow hedge reserve (net of tax) related to continuing hedges as of the year ended March 31, 2026 is as follows:
There are no balances remaining in the cash flow hedge reserve from any hedging relationships for which hedge accounting is no longer applied during the year ended March 31, 2026.

As of March 31, 2026	Balance of the cash flow hedge reserve Yen (millions)	Amounts of gain (loss) recognized in other comprehensive income Yen (millions)	Amounts reclassified to profit or loss Yen (millions)	Line item in which reclassification adjustment is included
Cash flow hedges:
Currency and interest risk:
Currency swaps	¥11,021	¥52,471	¥(41,450)	Finance income and finance costs (Interest expense / Other, net	)

Currency risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 1% appreciation of the Japanese yen against the U.S. dollar on profit before income taxes, holding all variables other than the foreign currency exchange rate constant.

	Yen (millions)
	2025	2026
Impact on profit before income taxes	¥(2,162)	¥(2,046)

Interest rate risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 100 basis point rise in interest rates on profit before income taxes, holding all variables other than interest rates constant.

	Yen (millions)
	2025	2026
Impact on profit before income taxes	¥(22,118)	¥(33,075)

Credit facility [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the credit facility of Honda’s commercial paper and medium-term note programs as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Commercial paper	¥711,885	¥1,617,134
Medium-term notes	2,381,972	6,180,379

Total	¥3,093,857	¥7,797,513

Committed lines of credit [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the committed lines of credit extended by financial institutions to Honda as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Commercial paper programs	¥1,433,976	¥1,769,851
Other	72,482	423,804

Total	¥1,506,458	¥2,193,655